Schedule of Right of Use Assets and Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use assets	$ 430,000	$ 2,602,000	$ 2,988,000
Operating	191,000	888,000	991,000
Operating	213,000	1,824,000	2,140,000
Beeline Financial Holdings Inc [Member]
Operating lease right-of-use assets	1,412,131	1,643,432	1,947,804
Finance lease right-of-use assets
Total right-of-use assets		1,643,432	1,947,804
Operating	335,416	323,959	309,167
Finance
Operating	$ 1,273,314	1,526,825	1,850,784
Finance
Total Lease Liabilities		$ 1,850,784	$ 2,159,951